Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.8%
Abacus Property Group	10,432	$24,595
Arena REIT	7,100	19,169
AUB Group Ltd.	1,496	25,084
Austal Ltd.	7,656	11,768
Aventus Group	9,180	21,649
Bapcor Ltd.	7,604	48,453
Bega Cheese Ltd.	6,776	29,938
Bingo Industries Ltd.	10,704	27,554
Brickworks Ltd.	1,400	26,322
BWP Trust	10,948	34,917
BWX Ltd.	2,420	9,873
Centuria Industrial REIT	9,940	27,681
Centuria Office REIT	9,196	16,100
Charter Hall Long Wale REIT	11,441	40,670
Charter Hall Retail REIT	10,652	30,243
Charter Hall Social Infrastructure REIT	7,172	18,656
Costa Group Holdings Ltd.	8,548	21,218
Data#3 Ltd.	3,300	13,853
Elders Ltd.	3,444	29,836
GrainCorp Ltd., Class A	5,356	20,735
Growthpoint Properties Australia Ltd.	6,124	18,652
GUD Holdings Ltd.	2,204	19,807
GWA Group Ltd.	6,012	12,490
Hansen Technologies Ltd.	3,588	16,736
Healius Ltd.	12,980	45,052
Ingenia Communities Group	6,548	30,062
Link Administration Holdings Ltd.	11,112	42,021
McMillan Shakespeare Ltd.	940	9,116
Monadelphous Group Ltd.	1,876	14,698
Mount Gibson Iron Ltd.	17,156	12,149
National Storage REIT	26,102	38,729
New Hope Corp. Ltd.(a)	5,440	7,053
NIB Holdings Ltd.	10,372	50,626
Nickel Mines Ltd.	28,816	21,365
Nine Entertainment Co. Holdings Ltd.	32,508	71,006
Pendal Group Ltd.	5,852	35,353
Premier Investments Ltd.	1,828	39,143
Reliance Worldwide Corp. Ltd.	17,156	67,629
Sandfire Resources Ltd.	4,016	20,502
SmartGroup Corp. Ltd.	1,992	11,013
St. Barbara Ltd.	15,872	20,306
Steadfast Group Ltd.	18,065	59,556
Super Retail Group Ltd.	3,368	32,567
Tassal Group Ltd.	5,140	13,793
Waypoint REIT	17,884	35,058
Western Areas Ltd.	6,480	11,589
Westgold Resources Ltd.(b)	8,144	11,489
		1,265,874
Austria — 0.8%
BAWAG Group AG(c)	1,280	68,164
EVN AG	888	20,927
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	23,634
		112,725
Belgium — 1.5%
Bekaert SA	800	35,742
bpost SA(b)	2,304	27,643
Cie. d’Entreprises CFE	128	13,356
D’ieteren Group	504	61,019
Security	Shares	Value

Belgium (continued)
KBC Ancora	836	$35,737
Orange Belgium SA	424	9,512
Tessenderlo Group SA(b)	604	25,519
		208,528
Canada — 19.3%
Aecon Group Inc.	1,420	20,620
Alamos Gold Inc., Class A	8,572	65,486
Allied Properties REIT	2,744	99,723
AltaGas Ltd.	6,234	130,856
ARC Resources Ltd.	8,100	68,938
B2Gold Corp.	22,704	95,241
Canadian Apartment Properties REIT	3,764	176,479
Canadian Western Bank	1,936	54,350
Canfor Corp.(b)	1,320	30,199
Capital Power Corp.	2,396	79,152
Cascades Inc.	1,666	20,509
Celestica Inc.(b)	2,304	18,066
Centerra Gold Inc.	4,784	36,316
Choice Properties REIT	5,680	65,479
CI Financial Corp.	4,416	81,046
Dream Office REIT	1,001	18,541
Finning International Inc.	3,668	96,020
Granite REIT	1,264	84,104
Home Capital Group Inc.(b)	1,180	35,411
iA Financial Corp. Inc.	2,420	131,757
IAMGOLD Corp.(b)	10,600	31,212
Kinross Gold Corp.	27,836	176,501
Kirkland Lake Gold Ltd.	6,096	234,919
Laurentian Bank of Canada	1,008	35,527
Linamar Corp.	1,008	63,224
Martinrea International Inc.	1,844	19,443
Mullen Group Ltd.	2,128	22,935
North West Co. Inc. (The)	968	27,480
Onex Corp.	1,662	120,681
Parex Resources Inc.(b)	2,756	46,022
PrairieSky Royalty Ltd.	4,945	59,878
Russel Metals Inc.	1,340	36,613
Tourmaline Oil Corp.	5,624	160,744
TransAlta Corp.	6,244	62,208
Transcontinental Inc., Class A	1,652	31,025
West Fraser Timber Co. Ltd.	1,808	129,795
Westshore Terminals Investment Corp.	956	13,172
Yamana Gold Inc.	21,288	89,645
		2,769,317
China — 0.1%
Asia Cement China Holdings Corp.	8,000	6,267

Denmark — 0.8%
D/S Norden A/S	620	19,723
Scandinavian Tobacco Group A/S, Class A(c)	1,440	29,422
Spar Nord Bank A/S	1,813	20,410
Topdanmark A/S	968	50,371
		119,926
Finland — 3.4%
Cargotec OYJ, Class B	1,100	56,966
Kemira OYJ	1,973	31,091
Konecranes OYJ	1,632	68,792
Metsa Board OYJ	3,840	39,501
Outokumpu OYJ(b)	6,824	40,945
TietoEVRY OYJ	2,109	66,634

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Uponor OYJ	1,212	$35,130
Valmet OYJ	2,984	130,309
YIT OYJ	3,590	22,012
		491,380
France — 3.0%
APERAM SA	1,005	51,613
Coface SA(b)	2,472	30,001
Derichebourg SA(b)	2,088	21,121
Fnac Darty SA(b)	396	25,511
IPSOS	884	37,298
Mersen SA(b)	356	13,886
Metropole Television SA	1,460	30,711
Nexans SA	664	60,591
Nexity SA	960	48,041
SPIE SA	2,788	64,230
Television Francaise 1	2,496	25,273
Vicat SA	341	16,492
		424,768
Germany — 3.2%
alstria office REIT-AG	4,084	75,457
Aurubis AG	793	73,604
Duerr AG	1,096	41,684
Freenet AG	2,700	63,838
Hamburger Hafen und Logistik AG	592	14,894
Hornbach Holding AG & Co. KGaA	188	21,440
Kloeckner & Co. SE(b)	1,472	20,182
Krones AG	296	26,467
Norma Group SE	732	37,514
Sirius Real Estate Ltd.	22,216	33,966
Suedzucker AG	1,632	26,138
TLG Immobilien AG	200	6,622
Wacker Neuson SE	616	17,738
		459,544
Hong Kong — 0.3%
Chow Sang Sang Holdings International Ltd.	4,000	6,921
K Wah International Holdings Ltd.	28,000	13,592
Luk Fook Holdings International Ltd.	8,000	27,616
		48,129
Ireland — 1.5%
C&C Group PLC(b)	8,022	26,965
Cairn Homes PLC(b)	13,168	16,595
Grafton Group PLC	4,612	73,299
Hibernia REIT PLC	15,892	23,367
UDG Healthcare PLC	5,320	78,669
		218,895
Israel — 0.8%
Clal Insurance Enterprises Holdings Ltd.(b)	1,160	23,040
Danel Adir Yeoshua Ltd.	92	19,278
Formula Systems 1985 Ltd.	188	16,861
Hilan Ltd.	256	12,347
Isracard Ltd.(b)	4,508	18,479
Matrix IT Ltd.	624	16,872
Oil Refineries Ltd.(b)	33,617	8,665
		115,542
Italy — 1.4%
Banca IFIS SpA	656	10,435
Banca Popolare di Sondrio SCPA	10,160	44,140
BPER Banca	22,052	48,079
Credito Emiliano SpA	1,884	11,291
Security	Shares	Value

Italy (continued)
Danieli & C Officine Meccaniche SpA	260	$6,862
Mediaset SpA(b)	7,444	26,892
Unipol Gruppo SpA	9,936	54,183
		201,882
Japan — 18.6%
Adeka Corp.	2,400	45,040
Aichi Steel Corp.	400	10,973
Aida Engineering Ltd.	1,200	10,694
Aisan Industry Co. Ltd.	800	6,355
Alconix Corp.	400	5,277
Alpen Co. Ltd.	400	10,667
AOKI Holdings Inc.	800	4,798
Arata Corp.	400	15,534
Arcs Co. Ltd.	800	17,414
Asahi Co. Ltd.	400	5,160
Asahi Diamond Industrial Co. Ltd.	1,200	5,569
Aska Pharmaceutical Holdings Co. Ltd.	400	3,550
Autobacs Seven Co. Ltd.	1,200	15,982
Awa Bank Ltd. (The)	800	14,487
Bank of Okinawa Ltd. (The)	400	8,905
Belluna Co. Ltd.	1,200	10,539
Bunka Shutter Co. Ltd.	1,200	11,980
C.I. Takiron Corp.	800	4,207
Canon Electronics Inc.	400	6,181
Cawachi Ltd.	400	8,081
Central Glass Co. Ltd.	800	15,359
Chilled & Frozen Logistics Holdings Co. Ltd.	400	6,042
Chudenko Corp.	400	8,220
Chugoku Marine Paints Ltd.	1,200	9,275
Daihen Corp.	400	16,629
Daiwabo Holdings Co. Ltd.	2,000	34,327
DCM Holdings Co. Ltd.	2,400	22,877
DKK Co. Ltd.	400	7,984
Doshisha Co. Ltd.	400	6,225
DyDo Group Holdings Inc.	400	17,945
Eagle Industry Co. Ltd.	800	8,102
EDION Corp.	2,000	19,570
Eizo Corp.	400	17,848
EPS Holdings Inc.	800	12,983
Exedy Corp.	400	5,868
FCC Co. Ltd.	800	11,650
Foster Electric Co. Ltd.	400	3,527
Fudo Tetra Corp.	400	6,371
Fuji Co. Ltd./Ehime	400	7,050
Fuji Corp./Aichi	1,600	36,650
Fuji Seal International Inc.	800	16,799
Fujibo Holdings Inc.	400	13,949
Furukawa Co. Ltd.	800	8,996
Furuno Electric Co. Ltd.	400	3,619
Futaba Industrial Co. Ltd.	1,600	7,539
Geo Holdings Corp.	400	4,434
Glory Ltd.	1,200	24,923
Godo Steel Ltd.	400	5,959
Goldcrest Co. Ltd.	400	5,971
Gunze Ltd.	400	16,659
H2O Retailing Corp.	2,000	16,267
Hamakyorex Co. Ltd.	400	11,495
Hanwa Co. Ltd.	800	23,151
Heiwado Co. Ltd.	800	15,979
HI-LEX Corp.	400	6,000

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Zosen Corp.	3,600	$23,227
Hokkoku Bank Ltd. (The)	400	7,975
Hokuetsu Corp.	3,200	16,679
Hokuto Corp.	400	6,916
Hosiden Corp.	1,200	10,749
Ichikoh Industries Ltd.	1,200	7,835
Ichiyoshi Securities Co. Ltd.	400	2,072
Inaba Denki Sangyo Co. Ltd.	1,200	27,967
Inabata & Co. Ltd.	800	12,335
Ishihara Sangyo Kaisha Ltd.	800	8,061
Itochu Enex Co. Ltd.	1,200	10,690
JAFCO Group Co. Ltd.	800	49,882
Japan Petroleum Exploration Co. Ltd.	400	7,211
Japan Wool Textile Co. Ltd. (The)	1,600	13,945
J-Oil Mills Inc.	400	6,770
Joshin Denki Co. Ltd.	400	9,691
Joyful Honda Co. Ltd.	1,200	14,654
JSP Corp.	400	5,749
JVCKenwood Corp.	4,000	8,548
Kaga Electronics Co. Ltd.	400	10,714
Kanamoto Co. Ltd.	800	18,478
Kanematsu Corp.	2,000	26,634
Kanto Denka Kogyo Co. Ltd.	1,200	10,715
Kato Sangyo Co. Ltd.	400	12,199
Keiyo Co. Ltd.	800	5,652
Kintetsu World Express Inc.	800	16,855
Kissei Pharmaceutical Co. Ltd.	400	7,773
Kitz Corp.	2,000	13,597
Kiyo Bank Ltd. (The)	1,600	20,746
Koa Corp.	800	12,455
Kohnan Shoji Co. Ltd.	400	13,799
Kojima Co. Ltd.	400	2,734
Komeri Co. Ltd.	800	18,859
Kureha Corp.	400	23,166
Kyoei Steel Ltd.	400	5,203
Kyokuto Kaihatsu Kogyo Co. Ltd.	800	11,381
LEC Inc.	400	4,065
Macnica Fuji Electronics Holdings Inc.	1,200	28,820
Makino Milling Machine Co. Ltd.	400	16,144
Marusan Securities Co. Ltd.	1,200	6,519
Max Co. Ltd.	800	13,127
Maxell Holdings Ltd.(b)	800	8,944
Megachips Corp.	400	11,450
Meidensha Corp.	800	15,900
Mimasu Semiconductor Industry Co. Ltd.	400	9,840
Mirait Holdings Corp.	2,000	35,469
Mitsui DM Sugar Holdings Co. Ltd.	400	6,723
Mixi Inc.	800	21,115
Mizuno Corp.	400	8,511
Nachi-Fujikoshi Corp.	400	14,071
Nichiha Corp.	800	20,368
Nichireki Co. Ltd.	400	4,705
Nihon Chouzai Co. Ltd.	400	5,633
Nihon Parkerizing Co. Ltd.	2,000	20,037
Nikkon Holdings Co. Ltd.	1,200	26,175
Nippn Corp., New	1,200	16,943
Nippon Coke & Engineering Co. Ltd.	3,600	3,306
Nippon Denko Co. Ltd.	2,800	7,752
Nippon Light Metal Holdings Co. Ltd.	1,200	20,159
Nippon Signal Company Ltd.	1,200	9,897
Security	Shares	Value

Japan (continued)
Nippon Soda Co. Ltd.	400	$11,589
Nippon Steel Trading Corp.	400	15,732
Nippon Suisan Kaisha Ltd.	6,000	28,613
Nippon Yakin Kogyo Co. Ltd.	400	8,189
Nishio Rent All Co. Ltd.	400	11,166
Nissan Shatai Co. Ltd.	1,200	7,744
Nissha Co. Ltd.	800	12,043
Nisshin Oillio Group Ltd. (The)	400	11,061
Nisshinbo Holdings Inc.	2,800	24,248
Nitta Corp.	400	9,348
Nitto Kogyo Corp.	800	13,126
Nojima Corp.	800	19,765
Noritake Co. Ltd./Nagoya Japan	400	15,195
Noritsu Koki Co. Ltd.	400	8,555
Obara Group Inc.	400	13,721
Ogaki Kyoritsu Bank Ltd. (The)	800	13,373
Oiles Corp.	400	5,569
Okamura Corp.	1,600	21,686
Okasan Securities Group Inc.	4,000	14,956
Oki Electric Industry Co. Ltd.	2,000	18,309
Okuwa Co. Ltd.	800	7,841
Pacific Industrial Co. Ltd.	1,200	12,919
Pasona Group Inc.	400	7,765
Piolax Inc.	400	5,505
Press Kogyo Co. Ltd.	2,000	6,251
Prima Meat Packers Ltd.	800	21,637
Raito Kogyo Co. Ltd.	1,200	19,518
Restar Holdings Corp.	400	6,794
Ryobi Ltd.	800	11,185
Ryosan Co. Ltd.	400	7,267
Ryoyo Electro Corp.	400	9,341
Sakata INX Corp.	800	7,287
Sangetsu Corp.	1,200	16,740
Sanyo Chemical Industries Ltd.	400	19,515
Sanyo Special Steel Co. Ltd.(b)	400	5,807
SBS Holdings Inc.	400	12,001
Seiren Co. Ltd.	800	15,775
Sekisui Jushi Corp.	800	15,253
Senko Group Holdings Co. Ltd.	2,400	23,452
Shibaura Machine Co. Ltd.	400	8,809
Shin-Etsu Polymer Co. Ltd.	400	3,698
Shinmaywa Industries Ltd.	1,200	10,367
Shizuoka Gas Co. Ltd.	1,200	10,774
Showa Sangyo Co. Ltd.	400	10,764
Sinfonia Technology Co. Ltd.	800	8,990
Sinko Industries Ltd.	400	6,752
Sodick Co. Ltd.	800	7,347
Starts Corp. Inc.	800	20,448
Stella Chemifa Corp.	400	10,376
Sumitomo Osaka Cement Co. Ltd.	800	21,796
Sumitomo Riko Co. Ltd.	400	2,607
Sumitomo Seika Chemicals Co. Ltd.	400	12,952
Sumitomo Warehouse Co. Ltd. (The)	1,200	17,278
Sun Frontier Fudousan Co. Ltd.	800	7,526
Suruga Bank Ltd.	4,400	13,193
SWCC Showa Holdings Co. Ltd.	400	6,329
T. Hasegawa Co. Ltd.	400	8,858
Tachibana Eletech Co. Ltd.	400	5,178
Taihei Dengyo Kaisha Ltd.	400	9,415
Takamatsu Construction Group Co. Ltd.	400	7,277

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takaoka Toko Co. Ltd.	400	$4,885
Takara Standard Co. Ltd.	1,200	16,432
Takasago International Corp.	400	9,735
Tatsuta Electric Wire and Cable Co. Ltd.	800	3,965
T-Gaia Corp.	400	7,031
Toa Corp./Tokyo	400	8,853
Toagosei Co. Ltd.	2,800	28,473
Toho Bank Ltd. (The)	4,800	8,821
Toho Holdings Co. Ltd.	1,200	19,348
TOKAI Holdings Corp.	2,800	22,796
Tokyo Steel Manufacturing Co. Ltd.	2,000	19,970
Tomy Co. Ltd.	2,000	17,127
Toppan Forms Co. Ltd.	800	7,784
Topre Corp.	800	11,482
Totetsu Kogyo Co. Ltd.	800	16,226
Towa Pharmaceutical Co. Ltd.	800	19,467
Toyo Corp./Chuo-ku	400	3,919
Toyo Ink SC Holdings Co. Ltd.	800	14,182
Toyo Tanso Co. Ltd.	400	10,097
Toyobo Co. Ltd.	1,600	19,191
TPR Co. Ltd.	800	10,640
Tsubakimoto Chain Co.	800	22,844
United Super Markets Holdings Inc.	1,200	11,729
Valor Holdings Co. Ltd.	800	16,285
Valqua Ltd.	400	7,822
VT Holdings Co. Ltd.	2,000	8,321
Wakita & Co. Ltd.	800	7,374
Warabeya Nichiyo Holdings Co. Ltd.	400	7,811
World Holdings Co. Ltd.	400	10,928
Xebio Holdings Co. Ltd.	400	3,490
YAMABIKO Corp.	800	8,773
Yamazen Corp.	1,600	14,413
Yellow Hat Ltd.	400	7,091
Yodogawa Steel Works Ltd.	800	16,125
Yondoshi Holdings Inc.	400	6,824
Yuasa Trading Co. Ltd.	400	10,848
Yurtec Corp.	800	5,197
		2,668,098
Netherlands — 1.8%
Arcadis NV	1,620	66,425
Boskalis Westminster	1,792	57,595
Brunel International NV	232	3,010
Flow Traders(c)	596	25,639
ForFarmers NV	768	4,535
Rhi Magnesita NV	655	36,695
Sligro Food Group NV(b)	708	20,826
TKH Group NV	900	45,476
		260,201
New Zealand — 1.1%
Genesis Energy Ltd.	11,700	27,801
Goodman Property Trust	24,984	40,252
Kathmandu Holdings Ltd.	11,564	13,017
Precinct Properties New Zealand Ltd.	25,276	28,263
Summerset Group Holdings Ltd.	5,144	48,210
		157,543
Norway — 2.4%
Atea ASA	1,923	37,409
Austevoll Seafood ASA	1,836	22,788
Elkem ASA(c)	5,784	21,066
Security	Shares	Value

Norway (continued)
Entra ASA(c)	3,738	$85,438
Kongsberg Gruppen ASA	1,780	45,859
Norwegian Finans Holding ASA	3,432	38,660
SpareBank 1 SR-Bank ASA	3,976	52,520
Veidekke ASA	2,584	34,573
		338,313
Poland — 0.1%
Grupa Azoty SA(b)	1,132	9,797

Singapore — 1.4%
AEM Holdings Ltd.	4,000	11,415
Ascendas India Trust	16,000	16,554
CapitaLand China Trust	24,400	24,883
CDL Hospitality Trusts	19,600	17,949
COSCO Shipping International Singapore Co. Ltd.(b)	24,000	5,273
Cromwell European Real Estate Investment Trust	4,520	13,345
First Resources Ltd.	12,400	12,379
Frasers Centrepoint Trust	24,400	44,167
Haw Par Corp. Ltd.	3,200	32,627
Kenon Holdings Ltd./Singapore	376	12,976
SPH REIT	13,200	8,542
		200,110
Sweden — 8.6%
AFRY AB	2,168	71,344
Avanza Bank Holding AB	2,737	85,391
Axfood AB	2,345	64,891
Betsson AB	2,776	22,641
Bilia AB, Class A	1,776	37,654
BillerudKorsnas AB	3,944	78,307
Bonava AB, Class B	2,016	22,197
Bravida Holding AB(c)	4,517	65,342
Bure Equity AB	1,225	52,955
Clas Ohlson AB, Class B(b)	940	9,694
Cloetta AB, Class B	4,745	14,166
Dometic Group AB(c)	6,696	114,099
Granges AB	2,464	34,223
Hexpol AB	5,553	68,648
Hufvudstaden AB, Class A	2,328	39,581
Lindab International AB	1,533	35,786
Loomis AB	1,692	52,932
Medicover AB	1,297	35,574
Mekonomen AB(b)	1,008	16,655
NCC AB, Class B	2,129	36,345
Nobia AB	2,596	22,138
Peab AB, Class B	4,444	54,922
Ratos AB, Class B	4,253	25,802
Resurs Holding AB(c)	3,181	15,717
Samhallsbyggnadsbolaget i Norden AB	22,313	93,495
SSAB AB, Class B(b)	13,253	58,054
		1,228,553
Switzerland — 4.8%
ALSO Holding AG, Registered	64	18,474
Arbonia AG	984	18,823
Bobst Group SA, Registered(b)	188	15,036
Bossard Holding AG, Class A, Registered	52	15,891
Bucher Industries AG, Registered	144	75,405
Burckhardt Compression Holding AG	72	29,176
Bystronic AG, Registered	28	37,878
Cembra Money Bank AG	652	73,148
Emmi AG, Registered	44	45,130

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Forbo Holding AG, Registered	24	$45,433
Huber + Suhner AG, Registered	381	32,215
Implenia AG, Registered(b)	300	7,808
Landis+Gyr Group AG	540	37,715
Schweiter Technologies AG, Bearer	20	29,311
SFS Group AG	388	55,815
St. Galler Kantonalbank AG, Class A, Registered	61	27,113
Swissquote Group Holding SA, Registered	192	29,043
u-blox Holding AG	164	12,064
Valiant Holding AG, Registered	353	35,028
VZ Holding AG	304	25,759
Zehnder Group AG, Registered	208	19,861
		686,126
United Kingdom — 15.7%
Balfour Beatty PLC	15,333	65,172
Beazley PLC(b)	13,400	61,614
Big Yellow Group PLC	3,610	65,209
Bodycote PLC	3,972	46,536
Brewin Dolphin Holdings PLC	6,800	32,705
Chemring Group PLC	6,580	26,169
Clarkson PLC	556	24,565
Close Brothers Group PLC	3,357	70,353
CLS Holdings PLC	2,124	7,066
Coats Group PLC	34,320	32,330
Cranswick PLC	1,136	62,497
Devro PLC	2,960	7,894
Drax Group PLC	9,060	53,164
Essentra PLC	6,240	26,685
Ferrexpo PLC	6,764	40,125
Hays PLC(b)	35,652	78,217
Hilton Food Group PLC	1,244	18,834
IG Group Holdings PLC	8,164	95,668
Inchcape PLC	8,944	95,187
IP Group PLC	20,472	32,963
Jupiter Fund Management PLC	10,092	39,386
LondonMetric Property PLC	19,660	62,889
Man Group PLC	32,844	81,698
Mediclinic International PLC(b)	8,696	35,773
Morgan Advanced Materials PLC	6,740	32,912
Ninety One PLC	6,750	20,561
Pagegroup PLC(b)	7,184	55,551
Paragon Banking Group PLC	5,864	41,329
Picton Property Income Ltd. (The)	9,832	11,833
Playtech PLC(b)	6,760	39,761
Plus500 Ltd.	2,240	41,405
PZ Cussons PLC	4,612	15,633
QinetiQ Group PLC	12,956	61,669
Rathbone Brothers PLC	1,324	33,201
Redde Northgate PLC	5,048	27,883
Security	Shares	Value

United Kingdom (continued)
Royal Mail PLC(b)	20,520	$164,075
Safestore Holdings PLC	4,682	61,334
Savills PLC	3,060	48,849
Serco Group PLC	27,780	52,156
Synthomer PLC	7,660	52,134
TI Fluid Systems PLC(c)	4,632	19,671
TP ICAP Group PLC	17,348	46,891
Tritax Big Box REIT PLC	38,572	104,799
UK Commercial Property REIT Ltd.	17,024	18,007
Ultra Electronics Holdings PLC	1,424	45,134
Vectura Group PLC	11,832	22,325
Vesuvius PLC	4,984	36,485
Workspace Group PLC	2,892	33,364
		2,249,661
Total Common Stocks — 99.4%
(Cost: $14,179,368)		14,241,179

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	196	18,546
Schaeffler AG, Preference Shares, NVS	1,696	15,653
		34,199
Total Preferred Stocks — 0.2%
(Cost: $33,135)		34,199

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	7,373	7,378

Total Short-Term Investments — 0.1%
(Cost: $7,377)		7,378

Total Investments in Securities — 99.7%
(Cost: $14,219,880)		14,282,756

Other Assets, Less Liabilities — 0.3%		49,040

Net Assets — 100.0%		$14,331,796

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$7,375	(a)	$—	$2	$1	$7,378	7,373	$3	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	—		—
					$2	$1	$7,378		$3		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	3	09/09/21	$52	$(320)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,387,022	$9,854,157	$—	$14,241,179
Preferred Stocks	18,546	15,653	—	34,199
Money Market Funds	7,378	—	—	7,378
	$4,412,946	$9,869,810	$—	$14,282,756
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(320)	$—	$—	$(320)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust